Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 107,624	€ 108,765	€ 105,218
Financial liabilities designated at fair value through profit or loss	59,616	40,263	54,768
Financial liabilities at amortised cost	1,126,069	1,044,240	1,039,343
Total deposits from customers	777,730	691,111	683,142
Deposits
Customer Deposits [Line Items]
Financial liabilities held for trading	28,753	11,391	11,442
Financial liabilities designated at fair value through profit or loss	55,971	37,472	51,394
Financial liabilities at amortised cost	883,320	791,646	795,679
Deposits - Customers
Customer Deposits [Line Items]
Financial liabilities held for trading	28,179	9,996	9,187
Financial liabilities designated at fair value through profit or loss	28,945	23,345	26,357
Financial liabilities at amortised cost	720,606	657,770	647,598
Current accounts	328,217	279,494	257,192
Savings accounts	189,845	180,611	180,415
Other demand deposits	7,010	7,156	5,489
Fixed-term deposits and other term deposits	195,285	176,581	196,965
Home-purchase savings accounts	45	50	59
Discount deposits	3	448	448
Hybrid financial liabilities	4,295	3,986	5,174
Subordinated liabilities	21	24	20
Repurchase agreements	53,009	42,761	37,380
Total deposits from customers	777,730	691,111	683,142
Deposits - Customers | Spain
Customer Deposits [Line Items]
Total deposits from customers	260,181	181,888	183,778
Deposits - Customers | European Union (excluding Spain)
Customer Deposits [Line Items]
Total deposits from customers	318,580	295,059	311,314
Deposits - Customers | United States and Puerto Rico
Customer Deposits [Line Items]
Total deposits from customers	50,771	63,429	59,814
Deposits - Customers | Other OECD countries
Customer Deposits [Line Items]
Total deposits from customers	62,980	62,761	57,817
Deposits - Customers | Latin America (non-OECD)
Customer Deposits [Line Items]
Total deposits from customers	84,752	87,519	69,792
Deposits - Customers | Rest of World
Customer Deposits [Line Items]
Total deposits from customers	€ 466	€ 455	€ 627